SEMI-ANNUAL September 30, 2001

MUTUALS.COM, INC.

GENERATION WAVE    AGGRESSIVE GROWTH FUND (GWAGX)

GENERATION WAVE    GROWTH FUND (GWGFX)

GENERATION WAVE    ALTERNATIVE GROWTH FUND (GWLGX)

GENERATION WAVE    BALANCED GROWTH FUND (GWBGX)

GENERATION WAVE    CONSERVATIVE GROWTH FUND (GWCGX)

                   Each a series of 1-800-MUTUALS Advisor Series

 "DEMOGRAPHICS,    A NEW APPROACH TO ASSET ALLOCATION"

                   INVESTMENT ADVISOR

                   MUTUALS.COM, INC.

NATIONAL HEADQUARTERS
MUTUALS.COM, INC.
PLAZA OF THE AMERICAS
700 N. PEARL STREET, SUITE 1200
DALLAS, TEXAS 75201

PHONE: 1-800-MUTUALS
FAX:   1-888-MUTUALS
WEB:   WWW.MUTUALS.COM

                                                              (MUTUALS.COM LOGO)

                               TABLE OF CONTENTS

LETTER FROM THE PRESIDENT                                                    3
RESEARCH COMMENTARY                                                          4
GENERATION WAVE AGGRESSIVE GROWTH FUND                                       5
GENERATION WAVE GROWTH FUND                                                  6
GENERATION WAVE ALTERNATIVE GROWTH FUND                                      7
GENERATION WAVE BALANCED GROWTH FUND                                         8
GENERATION WAVE CONSERVATIVE GROWTH FUND                                     9
STATEMENTS OF ASSETS AND LIABILITIES                                        10
STATEMENTS OF OPERATIONS                                                    11
STATEMENTS OF CHANGES IN NET ASSETS                                         12
FINANCIAL HIGHLIGHTS                                                        13
NOTES TO FINANCIAL STATEMENTS                                               14

                                                               November 29, 2001

                           LETTER FROM THE PRESIDENT

Dear Valued MUTUALS.com Shareholders:

It is customary in this forum for me to explain to you how wonderful everything is, and why you should have a bright, confident future. Normally, I would comment on the status of our portfolios, the wisdom of our investment philosophy, and the strength of the economy. We, as a Nation, as a Company, and as a group of Shareholders, however, are now in a situation to which we are not accustomed, and traditional commentary is inadequate.

We watched in horror as the markets declined to 1998 levels in 18 short months. This happened after one of the strongest bull markets any of us have ever experienced. We watched unemployment figures and consumer confidence drop to their lowest levels in ten years. This happened after one of the strongest economic cycles any economy has ever experienced. Then we watched more than 5,000 fellow citizens die from a single act of war - more than any other single incident in war in 135 years. This happened after one of the longest periods of peacetime any nation has ever experienced.

The most amazing picture in this seemingly tragic collage has been the resilience of the American citizen. The stock market cratered, and we drove on. The economy faltered, and we drove on. The towers fell and we drove on. We, as a nation, as a people, and as an economy have experienced hard times before, and we drove on. We live in the most prosperous nation that the world has ever known. This level of achievement is never easily won, nor easily defended. But we have shown again and again that as a people, we will prevail.

The market, the economy, and the Towers, will all rise again. The fear, doubt, and despair that we feel are temporary. The courage, fortitude, and pride that comprise the very fiber of our being are forever. There is no doubt in my mind that we are poised for the greatest expansion our markets and economy have ever seen.

In short, the rules have not changed. The United States is still the strongest nation the world has ever known. Our markets and our economy are still the most efficient systems for productivity and wealth creation that have ever existed. Long-term, systematic, and disciplined investing is still the best way to capitalize on those strengths. We will stand together knowing full well what the long-term future holds, and as always, it is full of prosperity, happiness, and freedom. I look forward to continuing on this journey with you.

Respectfully,

/s/Eric P. McDonald

Eric P. McDonald, President
MUTUALS.com, Inc. & 1-800-MUTUALS Advisors

                              RESEARCH COMMENTARY
Dear Fellow Shareholders:

I would like to take this opportunity to welcome you to the new 1-800-MUTUALS Advisor Series of Generation Wave Portfolios.

We are proud to officially announce the full implementation of the portfolio "Wrapper" structure that we first mentioned to you last March. Since that time we have spent countless hours building and testing this system so that your assets will be optimally managed. This new portfolio structure will simplify your statements, tax reporting, and performance; all while allowing us to take better advantage of market opportunities and "institutionally-priced" mutual funds.

Over the past three months we have successfully transferred most of our existing clients into their corresponding fund of funds and we are already seeing a positive impact on performance. For the quarter, all five of our portfolios have outperformed the average equity fund that was down 17.97%. This data is according to Lipper which reviewed 8,672 equity funds for the quarter ended September 30, 2001. Please see the enclosed semi-annual report for the Funds' investment results, as compared to their relevant market benchmarks.

It is said that when things are going well, no explanation is necessary, and when things are going poorly, no explanation is sufficient. I believe an explanation is in order.

The equity markets have continued their slide for yet another quarter, extending an 18-month decline that started in March of 2000, making it the worst quarter since the crash of 1987. According to Lipper, $1 trillion has vanished from stock funds so far this year.

I have been closely watching the markets, mindful that some of the most recent gains might be unwound when military retaliation against the terrorists began. As you know, such action commenced Sunday, October 6th and when the equity markets opened the following Monday, the market's first reaction was to trade lower. I was gratified to see the market rebound that afternoon and from my perspective it seems as if the damage to the markets will not be lasting.

I am confident that, as our nation's efforts to eliminate terrorism continue and succeed, fewer and fewer disruptions will occur. Yet, because of what has already happened, there is no denying that the next few weeks and months will prove challenging to American business and thus create uncertainty among investors.

With that said, I remain confident that the long-term investment strategy we created for you is based on a comprehensive investment process geared toward long-term financial objectives, not short-term performance. Forecasting the ups and downs of the equity and bond markets is a difficult task in any market and at critical times such as these, it may be truly dangerous. Peter Lynch recently said: "Which way the next 1,000 to 2,000 points in the market will move is anybody's guess, but I strongly believe that the next 10,000, 20,000 and 40,000 points will be up. If you believe in the strength of the American resolve, hard work and innovation, then take a long-term view and believe in our economic system." MUTUALS.com takes the same stance today and will continue to do so in the future.

I intend to keep you up-to-date as much as possible during this volatile time and welcome your questions and comments. Please feel free to contact me at research@mutuals.com any time if you have any questions about your account.

Sincerely,

/s/Vladimir Bulatovic

Vladimir Bulatovic, Director of Research
MUTUALS.com, Inc. & 1-800-MUTUALS Advisor Series

The opinions expressed above are those of the President and Director of Research, respectively, are subject to change, and any forecasts made cannot be guaranteed.

Past performance does not guarantee future results. Share price and investment return will vary so that an investor's shares, when redeemed, may be worth more or less than their original cost.

Not authorized for distribution unless preceded or accompanied by a current MUTUALS.com prospectus.

Quasar Distributors, LLC, distributor.

GENERATION WAVE AGGRESSIVE GROWTH FUND

The investment objective of the Fund is capital appreciation over the long term without regard to income. Under normal market conditions, the Fund seeks to achieve its investment objective by investing primarily in shares of other mutual funds. In turn, those mutual funds invest primarily in equity securities of U.S. and/or foreign companies with a wide range of market capitalization.
The Advisor selects the mutual funds in which the Fund invests by applying its unique combination of objective and subjective criteria to over 12,000 mutual funds available on the market.

The Fund will tend to have concentrated positions in a variety of equity funds and those funds may have concentrated positions among certain sectors or asset classes that the Advisor believes are likely to benefit from demographic, economic and lifestyle trends. The Fund, at times, will invest in a mix of large-cap, small/mid-cap, and international equity funds focused in the technology, financial services or health care sectors. The Fund may also invest, in certain circumstances, in some other combination of funds and sectors. The Fund's sector breakdown at September 30, 2001 is shown below.

                                SECTOR BREAKDOWN
                             % of Total Investments

                    Financial Services                   20%
                    Technology                           26%
                    Health Care                          24%
                    Leisure Industry                      8%
                    International                         8%
                    U.S. Treasury                        14%

PORTFOLIO TOTAL RETURN
FOR THE PERIOD                                 SINCE
ENDED 9/30/01                                INCEPTION
---------------------------------------------------------
Aggressive Growth Fund                        (14.70)%
S&P 500 Index                                 (15.85)%(1)<F1>

(1)<F1> The S&P 500 Index includes 500 common stocks, most of which are listed on the New York Stock Exchange. The Index is a market capitalization-weighted index representing approximately two-thirds of the total market value of all domestic common stocks.

PORTFOLIO OF INVESTMENTS

GENERATION WAVE AGGRESSIVE GROWTH FUND
September 30, 2001 (Unaudited)

DOMESTIC EQUITY FUNDS                                           SHARES        MARKET VALUE       % OF TOTAL
Davis Financial Fund - Class A                                 136,513         $ 4,050,326            21.0%
Firsthand Technology Value Fund                                 68,942           2,029,664            10.5%
INVESCO Leisure Fund - Class I                                  55,591           1,723,318             8.9%
Vanguard Health Care Fund                                       21,963           2,617,375            13.6%
                                                                               -----------           ------
     TOTAL DOMESTIC EQUITY FUNDS (COST $12,152,525)                             10,420,683            54.0%
                                                                               -----------           ------

GLOBAL EQUITY FUNDS
Dresdner RCM Global Technology Fund - Class I                  150,403           3,275,787            16.9%
Eaton Vance Worldwide Health Sciences Fund - Class A           256,623           2,389,159            12.4%
                                                                               -----------           ------
     TOTAL GLOBAL EQUITY FUNDS (COST $6,486,950)                                 5,664,946            29.3%
                                                                               -----------           ------

INTERNATIONAL EQUITY FUNDS
Matthews Pacific Tiger Fund - Class I                          102,389             701,366             3.6%
Pilgrim International Small Cap Growth Fund - Class A           50,730           1,074,457             5.6%
                                                                               -----------           ------
     TOTAL INTERNATIONAL EQUITY FUNDS (COST $2,059,750)                          1,775,823             9.2%
                                                                               -----------           ------

MONEY MARKET FUND
Federated Treasury Obligations Fund                          2,978,535           2,978,535            15.4%
                                                                               -----------           ------
     TOTAL MONEY MARKET FUND (COST $2,978,535)                                   2,978,535            15.4%
                                                                               -----------           ------

Total Investments (Cost $23,677,760)                                            20,839,987           107.9%
Liabilities, less Other Assets                                                 (1,529,017)           (7.9)%
                                                                               -----------           ------
NET ASSETS                                                                     $19,310,970           100.0%
                                                                               -----------           ------
                                                                               -----------           ------

              See accompanying notes to the financial statements.

GENERATION WAVE GROWTH FUND

The investment objective of the Fund is capital appreciation over the long term while at times providing a low level of current income. Under normal market conditions, the Fund seeks to achieve its investment objective by investing primarily in shares of other mutual funds. In turn, those mutual funds invest primarily in equity securities of U.S. and/or foreign companies with a wide range of market capitalization. The Advisor selects the mutual funds in which the Fund invests by applying its unique combination of objective and subjective criteria to over 12,000 mutual funds available on the market.

The Fund will typically invest in equity funds, which are similar or identical to those used by one or more of the other Funds and may include any type of equity fund (e.g., international equity, technology or health care). The Fund will allocate its assets to less aggressive equity funds (or to aggressive equity funds in lesser percentages) as compared to the Generation Wave Aggressive Growth Fund, and also may at times add fixed-income funds to the allocation, thus diminishing the risk and volatility as compared to the Generation Wave Aggressive Growth Fund. The Fund's sector breakdown at September 30, 2001 is shown below.

                                SECTOR BREAKDOWN
                             % of Total Investments

                    Financial Services                   24%
                    Technology                           19%
                    Health Care                          20%
                    Growth & Income                      17%
                    International                         9%
                    U.S. Treasury                        11%

PORTFOLIO TOTAL RETURN
FOR THE PERIOD                                 SINCE
ENDED 9/30/01                                INCEPTION
---------------------------------------------------------
Growth Fund                                   (12.60)%
S&P 500 Index                                 (15.85)%(1)<F2>

(1)<F2> The S&P 500 Index includes 500 common stocks, most of which are listed on the New York Stock Exchange. The Index is a market capitalization-weighted index representing approximately two-thirds of the total market value of all domestic common stocks.

PORTFOLIO OF INVESTMENTS

GENERATION WAVE GROWTH FUND
September 30, 2001 (Unaudited)

DOMESTIC EQUITY FUNDS                                           SHARES        MARKET VALUE       % OF TOTAL
Davis Financial Fund - Class A                                 346,874         $10,291,763            24.3%
Dodge and Cox Stock Fund                                        38,174           3,492,140             8.3%
Firsthand Technology Value Fund                                 59,819           1,761,072             4.2%
Heritage Capital Appreciation Trust - Class A                  174,230           3,604,827             8.5%
Vanguard Health Care Fund                                       70,417           8,391,557            19.8%
                                                                               -----------           ------

     TOTAL DOMESTIC EQUITY FUNDS (COST $30,938,863)                             27,541,359            65.1%
                                                                               -----------           ------


GLOBAL EQUITY FUND
Dresdner RCM Global Technology Fund - Class I                  293,651           6,395,723            15.1%
                                                                               -----------           ------

     TOTAL GLOBAL EQUITY FUND (COST $7,731,658)                                  6,395,723            15.1%
                                                                               -----------           ------


INTERNATIONAL EQUITY FUNDS
Artisan International Fund                                     112,051           1,880,220             4.4%
Pilgrim International Small Cap Growth Fund - Class A           87,324           1,849,522             4.4%
                                                                               -----------           ------

     TOTAL INTERNATIONAL EQUITY FUNDS (COST $4,295,365)                          3,729,742             8.8%
                                                                               -----------           ------


MONEY MARKET FUND
Federated Treasury Obligations Fund                          4,652,137           4,652,137            11.0%
                                                                               -----------           ------

     TOTAL MONEY MARKET FUND (COST $4,652,137)                                   4,652,137            11.0%
                                                                               -----------           ------


Total Investments (Cost $47,618,023)                                            42,318,961           100.0%
Other Assets, less Liabilities                                                      17,257             0.0%
                                                                               -----------           ------

NET ASSETS                                                                     $42,336,218           100.0%
                                                                               -----------           ------
                                                                               -----------           ------


              See accompanying notes to the financial statements.

GENERATION WAVE ALTERNATIVE GROWTH FUND

The investment objective of the Fund is capital appreciation over the long term while providing a moderate level of current income. Under normal market conditions, the Fund seeks to achieve its investment objective by investing primarily in shares of other mutual funds. In turn, those mutual funds invest primarily in equity securities of U.S. and/or foreign companies with a wide range of market capitalization and fixed-income securities of varying types. The Advisor selects the mutual funds in which the Fund invests by applying its unique combination of objective and subjective criteria to over 12,000 mutual funds available on the market.

The equity funds in which the Fund may invest may be similar or identical to those used by one or more of the other Funds and may include any type of equity fund (e.g., international equity, technology or health care). The Fund may also be invested in a broad mix of fixed-income funds made up of securities with varying maturities and credit qualities, while at other times, the Fund may be invested in just one particular type of fixed-income fund. The fixed-income fund component of the Fund's allocation helps to diminish the overall risk and volatility as compared to the other more aggressive Funds. The Fund's sector breakdown at September 30, 2001 is shown below.

                                SECTOR BREAKDOWN
                             % of Total Investments

                    Financial Services                   12%
                    Technology                           16%
                    Health Care                          11%
                    Growth & Income                      29%
                    Government & Corporate Bonds         23%
                    U.S. Treasury                         9%

PORTFOLIO TOTAL RETURN
FOR THE PERIOD                                 SINCE
ENDED 9/30/01                                INCEPTION
---------------------------------------------------------
Alternative Growth Fund                       (11.20)%
S&P 500 Index                                 (15.85)%(1)<F3>

(1)<F3> The S&P 500 Index includes 500 common stocks, most of which are listed on the New York Stock Exchange. The Index is a market capitalization-weighted index representing approximately two-thirds of the total market value of all domestic common stocks.

PORTFOLIO OF INVESTMENTS

GENERATION WAVE ALTERNATIVE GROWTH FUND
September 30, 2001 (Unaudited)

DOMESTIC BOND FUNDS                                             SHARES        MARKET VALUE       % OF TOTAL
Fremont Bond Fund                                              228,213         $ 2,398,520            15.2%
PIMCO Real Return Fund - Class A                               119,728           1,258,340             8.0%
                                                                               -----------           ------

     TOTAL DOMESTIC BOND FUNDS (COST $3,612,500)                                 3,656,860            23.2%
                                                                               -----------           ------


DOMESTIC EQUITY FUNDS
Davis Financial Fund - Class A                                  60,575           1,797,277            11.5%
Dodge & Cox Stock Fund                                          35,597           3,256,462            20.7%
Heritage Capital Appreciation Trust - Class A                   63,188           1,307,356             8.3%
ICON Information Technology Fund                               130,902           1,021,034             6.5%
Vanguard Health Care Fund                                       14,142           1,685,321            10.7%
                                                                               -----------           ------

     TOTAL DOMESTIC EQUITY FUNDS (COST $10,282,014)                              9,067,450            57.7%
                                                                               -----------           ------


GLOBAL EQUITY FUND
Dresdner RCM Global Technology Fund - Class I                   68,458           1,491,012             9.5%
                                                                               -----------           ------

     TOTAL GLOBAL EQUITY FUND (COST $1,805,564)                                  1,491,012             9.5%
                                                                               -----------           ------


MONEY MARKET FUND
Federated Treasury Obligations Fund                          1,462,027           1,462,027             9.3%
                                                                               -----------           ------

     TOTAL MONEY MARKET FUND (COST $1,462,027)                                   1,462,027             9.3%
                                                                               -----------           ------


Total Investments (Cost $17,162,105)                                            15,677,349            99.7%
Other Assets, less Liabilities                                                      44,754             0.3%
                                                                               -----------           ------

NET ASSETS                                                                     $15,722,103           100.0%
                                                                               -----------           ------
                                                                               -----------           ------


              See accompanying notes to the financial statements.

GENERATION WAVE BALANCED GROWTH FUND

The investment objective of the Fund is to provide current income and a low to moderate level of capital appreciation. Under normal market conditions, the Fund seeks to achieve its investment objective by investing primarily in shares of other mutual funds. In turn, those mutual funds invest primarily in fixed-income securities with varying maturities and credit qualities. The Fund may also invest in equity funds of varying types. The Advisor selects the mutual funds in which the Fund invests by applying its unique combination of objective and subjective criteria to over 12,000 mutual funds available on the market.

The fixed-income funds in which the Fund invests may be similar or identical to those used by one or more other Funds and may include types such as high-yield, convertible bond or municipal securities. Likewise, equity funds that the Fund may invest in may include any type of equity fund. Since the Fund's investments will typically involve a majority of fixed-income funds, the ups and downs of the equity market are cushioned. The Fund's sector breakdown at September 30, 2001 is shown below.

                                SECTOR BREAKDOWN
                             % of Total Investments

                    Balanced                             31%
                    Government & Corporate Bonds         27%
                    Growth                               17%
                    U.S. Treasury                        25%

PORTFOLIO TOTAL RETURN
FOR THE PERIOD                                 SINCE
ENDED 9/30/01                                INCEPTION
---------------------------------------------------------
Balanced Growth Fund                          (6.60)%
S&P 500 Index                                (15.85)%(1)<F4>

(1)<F4> The S&P 500 Index includes 500 common stocks, most of which are listed on the New York Stock Exchange. The Index is a market capitalization-weighted index representing approximately two-thirds of the total market value of all domestic common stocks.

PORTFOLIO OF INVESTMENTS

GENERATION WAVE BALANCED GROWTH FUND
September 30, 2001 (Unaudited)

CLOSED-END FUND                                                 SHARES        MARKET VALUE       % OF TOTAL
Pilgrim Senior Income Fund - Class Q                             6,384          $   95,188             5.1%
                                                                                ----------           ------
     TOTAL CLOSED-END FUND (COST $96,082)                                           95,188             5.1%
                                                                                ----------           ------

DOMESTIC BALANCED FUND
Dodge & Cox Balanced Fund                                        9,335             581,044            31.4%
                                                                                ----------           ------
     TOTAL DOMESTIC BALANCED FUND (COST $620,534)                                  581,044            31.4%
                                                                                ----------           ------

DOMESTIC BOND FUNDS
Fremont Bond Fund                                               30,640             322,022            17.4%
Pioneer High Yield Fund - Class A                                7,649              79,011             4.2%
                                                                                ----------           ------
     TOTAL DOMESTIC BOND FUNDS (COST $400,217)                                     401,033            21.6%
                                                                                ----------           ------

DOMESTIC EQUITY FUND
White Oak Growth Stock Fund                                     10,204             315,608            17.0%
                                                                                ----------           ------
     TOTAL DOMESTIC EQUITY FUND (COST $402,753)                                    315,608            17.0%
                                                                                ----------           ------

MONEY MARKET FUND
Federated Treasury Obligations Fund                            466,765             466,765            25.2%
                                                                                ----------           ------
     TOTAL MONEY MARKET FUND (COST $466,765)                                       466,765            25.2%
                                                                                ----------           ------

Total Investments (Cost $1,986,351)                                              1,859,638           100.3%
Liabilities, less Other Assets                                                     (6,058)           (0.3)%
                                                                                ----------           ------
NET ASSETS                                                                      $1,853,580           100.0%
                                                                                ----------           ------
                                                                                ----------           ------

              See accompanying notes to the financial statements.

GENERATION WAVE CONSERVATIVE GROWTH FUND

The investment objective of the Fund is to provide high current income. Under normal market conditions, the Fund seeks to achieve its investment objective by investing primarily in shares of other mutual funds. In turn, those mutual funds invest primarily in fixed-income securities with varying maturities and credit qualities. The Fund may also have a portion of its assets invested in equity funds. The Advisor selects the mutual funds in which the Fund invests by applying its unique combination of objective and subjective criteria to over 12,000 mutual funds available on the market.

The fixed-income funds in which the Fund invests may be similar or identical to those used by one or more other Funds and may include types such as high-yield, convertible bond or municipal securities. The fixed-income funds in which the Fund invests will have a potential to add short-term stability, such as funds with shorter maturities and/or higher investment grades. The Fund may also gain some low to modest level of capital appreciation from its investment in equity funds. However, by maintaining an emphasis on fixed-income funds, the Advisor will attempt to achieve a high preservation of capital. The Fund's sector breakdown at September 30, 2001 is shown below.

                                SECTOR BREAKDOWN
                             % of Total Investments

                    Government & Corporate Bonds         58%
                    Growth                                8%
                    U.S. Treasury                        34%

PORTFOLIO TOTAL RETURN
FOR THE PERIOD                                 SINCE
ENDED 9/30/01                                INCEPTION
---------------------------------------------------------
Conservative Growth Fund                      (2.30)%
S&P 500 Index                                (15.85)%(1)<F5>

(1)<F5> The S&P 500 Index includes 500 common stocks, most of which are listed on the New York Stock Exchange. The Index is a market capitalization-weighted index representing approximately two-thirds of the total market value of all domestic common stocks.

PORTFOLIO OF INVESTMENTS

GENERATION WAVE CONSERVATIVE GROWTH FUND
September 30, 2001 (Unaudited)

CLOSED-END FUND                                                 SHARES        MARKET VALUE       % OF TOTAL
Pilgrim Senior Income Fund - Class Q                             6,048          $   90,171             8.9%
                                                                                ----------           ------
     TOTAL CLOSED-END FUND (COST $91,017)                                           90,171             8.9%
                                                                                ----------           ------

DOMESTIC BOND FUNDS
Fremont Bond Fund                                               28,042             294,725            29.3%
PIMCO Real Return Fund - Class A                                11,868             124,738            12.4%
Pioneer High Yield Fund - Class A                                4,972              51,361             5.1%
                                                                                ----------           ------
     TOTAL DOMESTIC BOND FUNDS (COST $470,617)                                     470,824            46.8%
                                                                                ----------           ------

DOMESTIC EQUITY FUND
White Oak Growth Stock Fund                                      2,386              73,792             7.3%
                                                                                ----------           ------
     TOTAL DOMESTIC EQUITY FUND (COST $94,150)                                      73,792             7.3%
                                                                                ----------           ------

MONEY MARKET FUND
Federated Treasury Obligations Fund                            325,401             325,401            32.3%
                                                                                ----------           ------
     TOTAL MONEY MARKET FUND (COST $325,401)                                       325,401            32.3%
                                                                                ----------           ------

Total Investments (Cost $981,185)                                                  960,188            95.3%
Other Assets, less Liabilities                                                      46,952             4.7%
                                                                                ----------           ------
NET ASSETS                                                                      $1,007,140           100.0%
                                                                                ----------           ------
                                                                                ----------           ------

              See accompanying notes to the financial statements.

                           FINANCIAL STATEMENTS

STATEMENTS OF ASSETS AND LIABILITIES
September 30, 2001 (Unaudited)

                                GENERATION WAVE     GENERATION WAVE     GENERATION WAVE     GENERATION WAVE     GENERATION WAVE
                               AGGRESSIVE GROWTH         GROWTH        ALTERNATIVE GROWTH   BALANCED GROWTH   CONSERVATIVE GROWTH
                                      FUND                FUND                FUND                FUND                FUND
                                      ----                ----                ----                ----                ----
ASSETS
Investments in securities
     At acquisition cost          $23,677,760         $47,618,023         $17,162,105          $1,986,351          $  981,185
                                  -----------         -----------         -----------          ----------          ----------
                                  -----------         -----------         -----------          ----------          ----------
     At value                      20,839,987          42,318,961          15,677,349           1,859,638             960,188
Cash                                   16,000               3,477               8,554              16,587              64,112
Income receivable                       4,616              13,747              12,922               2,687               1,177
Receivable for capital shares sold      6,427             126,498             111,553                  --                  --
Receivable from Advisor                    --                  --                  --               3,156               3,900
Other assets                           15,793              17,839              14,555              13,289              13,135
                                  -----------         -----------         -----------          ----------          ----------
     TOTAL ASSETS                  20,882,823          42,480,522          15,824,933           1,895,357           1,042,512
                                  -----------         -----------         -----------          ----------          ----------

LIABILITIES
Payable for
  investments purchased             1,472,763                  --                  --                  --                  --
Payable for capital
  shares redeemed                      26,353              28,038              43,339               5,033                  --
Payable to affiliates                   8,651              29,542               9,419                  --                  --
Accrued expenses and
  other liabilities                    64,086              86,724              50,072              36,744              35,372
                                  -----------         -----------         -----------          ----------          ----------
     TOTAL LIABILITIES              1,571,853             144,304             102,830              41,777              35,372
                                  -----------         -----------         -----------          ----------          ----------

NET ASSETS                        $19,310,970         $42,336,218         $15,722,103          $1,853,580          $1,007,140
                                  -----------         -----------         -----------          ----------          ----------
                                  -----------         -----------         -----------          ----------          ----------

Net assets consist of:
Paid-in capital                   $22,062,037         $47,654,057         $17,190,928          $1,982,524          $1,028,751
Accumulated net investment
  income (loss)                       (15,018)            (18,777)             15,931               6,803               2,763
Accumulated net
  realized gain (loss)                101,724                  --                  --              (9,034)             (3,377)
Net unrealized depreciation
  on investments                   (2,837,773)         (5,299,062)         (1,484,756)           (126,713)            (20,997)
                                  -----------         -----------         -----------          ----------          ----------
Net assets                        $19,310,970         $42,336,218         $15,722,103          $1,853,580          $1,007,140
                                  -----------         -----------         -----------          ----------          ----------
                                  -----------         -----------         -----------          ----------          ----------

Shares of beneficial interest
  outstanding (unlimited number
  of shares authorized,
  $0.001 par value)                 2,262,843           4,845,757           1,769,893             198,341             103,134
                                  -----------         -----------         -----------          ----------          ----------
                                  -----------         -----------         -----------          ----------          ----------

Net asset value, redemption price and
  offering price per share        $      8.53         $      8.74         $      8.88          $     9.35          $     9.77
                                  -----------         -----------         -----------          ----------          ----------
                                  -----------         -----------         -----------          ----------          ----------

              See accompanying notes to the financial statements.

                           FINANCIAL STATEMENTS

STATEMENTS OF OPERATIONS
For the Period Ended September 30, 2001(1)<F6> (Unaudited)

                                GENERATION WAVE     GENERATION WAVE     GENERATION WAVE     GENERATION WAVE     GENERATION WAVE
                               AGGRESSIVE GROWTH         GROWTH        ALTERNATIVE GROWTH   BALANCED GROWTH   CONSERVATIVE GROWTH
                                      FUND                FUND                FUND                FUND                FUND
                                      ----                ----                ----                ----                ----
INVESTMENT INCOME
Dividend income                   $    30,345         $    83,275         $    55,115           $  11,668            $  4,874
                                  -----------         -----------         -----------           ---------            --------

EXPENSES
Advisory fees                          28,730              64,633              24,816               3,081               1,337
Administration fees                    12,348              19,992               7,840               3,528               3,038
Fund accounting fees                   11,368              17,934               7,546               3,822               3,430
Federal and state registration fees     9,114              12,936               6,958               4,802               4,606
Shareholder servicing fees              7,561              17,009               6,531                 811                 352
Organizational expenses                 6,758               6,759               6,759               6,759               6,758
Transfer agent fees                     4,410               6,272               3,136               1,764               1,568
Custody fees                            2,548               4,508               1,372                 196                  98
Legal fees                              2,058               2,058               2,058               2,058               2,058
Reports to shareholders                 1,764               2,548                 686                  98                  98
Audit fees                              1,470               1,470               1,470               1,470               1,470
Other expenses                            873               1,510                 495                 111                  64
                                  -----------         -----------         -----------           ---------            --------
     TOTAL EXPENSES                    89,002             157,629              69,667              28,500              24,877
                                  -----------         -----------         -----------           ---------            --------
     Less waivers and
       reimbursement
       by Advisor                     (43,639)            (55,577)            (30,483)            (23,635)            (22,766)
                                  -----------         -----------         -----------           ---------            --------
     NET EXPENSES                      45,363             102,052              39,184               4,865               2,111
                                  -----------         -----------         -----------           ---------            --------

NET INVESTMENT INCOME (LOSS)          (15,018)            (18,777)             15,931               6,803               2,763
                                  -----------         -----------         -----------           ---------            --------

REALIZED AND UNREALIZED
  GAIN (LOSS) ON INVESTMENTS
Net realized loss from
  security transactions                    --                  --                  --              (9,034)             (3,377)
Capital gain distributions from
  other investment companies          101,724                  --                  --                  --                  --
Net change in unrealized
  depreciation on investments      (2,837,773)         (5,299,062)         (1,484,756)           (126,713)            (20,997)
                                  -----------         -----------         -----------           ---------            --------
NET REALIZED AND UNREALIZED
  LOSS ON INVESTMENTS              (2,736,049)         (5,299,062)         (1,484,756)           (135,747)            (24,374)
                                  -----------         -----------         -----------           ---------            --------
NET DECREASE IN NET ASSETS
  FROM OPERATIONS                 $(2,751,067)        $(5,317,839)        $(1,468,825)          $(128,944)           $(21,611)
                                  -----------         -----------         -----------           ---------            --------
                                  -----------         -----------         -----------           ---------            --------

(1)<F6>  All Funds commenced operations on June 21, 2001.

              See accompanying notes to the financial statements.

                           FINANCIAL STATEMENTS

STATEMENTS OF CHANGES IN NET ASSETS
For the Period Ended September 30, 2001(1)<F7> (Unaudited)

                                GENERATION WAVE     GENERATION WAVE     GENERATION WAVE     GENERATION WAVE     GENERATION WAVE
                               AGGRESSIVE GROWTH         GROWTH        ALTERNATIVE GROWTH   BALANCED GROWTH   CONSERVATIVE GROWTH
                                      FUND                FUND                FUND                FUND                FUND
                                      ----                ----                ----                ----                ----
FROM OPERATIONS
     Net investment
       income (loss)              $   (15,018)        $   (18,777)        $    15,931          $    6,803          $    2,763
     Net realized loss from
       security transactions               --                  --                  --              (9,034)             (3,377)
     Capital gain distributions from
       other investment companies     101,724                  --                  --                  --                  --
     Net change in unrealized
       depreciation on investments (2,837,773)         (5,299,062)         (1,484,756)           (126,713)            (20,997)
                                  -----------         -----------         -----------          ----------          ----------
Net decrease in net assets
  from operations                  (2,751,067)         (5,317,839)         (1,468,825)           (128,944)            (21,611)
                                  -----------         -----------         -----------          ----------          ----------

FROM CAPITAL SHARE
  TRANSACTIONS
     Proceeds from shares sold     22,986,980          48,951,323          19,417,099           2,266,897           1,028,751
     Payments for shares redeemed    (924,943)         (1,297,266)         (2,226,171)           (284,373)                 --
                                  -----------         -----------         -----------          ----------          ----------
Net increase in net assets from
  capital share transactions       22,062,037          47,654,057          17,190,928           1,982,524           1,028,751
                                  -----------         -----------         -----------          ----------          ----------

TOTAL INCREASE IN NET ASSETS       19,310,970          42,336,218          15,722,103           1,853,580           1,007,140

NET ASSETS:
     Beginning of period                   --                  --                  --                  --                  --
                                  -----------         -----------         -----------           ---------            --------
     End of period                $19,310,970         $42,336,218         $15,722,103          $1,853,580          $1,007,140
                                  -----------         -----------         -----------          ----------          ----------
                                  -----------         -----------         -----------          ----------          ----------
ACCUMULATED NET
  INVESTMENT INCOME (LOSS)        $   (15,018)        $   (18,777)        $    15,931          $    6,803          $    2,763
                                  -----------         -----------         -----------          ----------          ----------
                                  -----------         -----------         -----------          ----------          ----------

(1)<F7>  All Funds commenced operations on June 21, 2001.

              See accompanying notes to the financial statements.

                           FINANCIAL STATEMENTS

FINANCIAL HIGHLIGHTS
For the Period Ended September 30, 2001(1)<F8> (Unaudited)

Per Share Data for a Share Outstanding Throughout the Period

                                GENERATION WAVE     GENERATION WAVE     GENERATION WAVE     GENERATION WAVE     GENERATION WAVE
                               AGGRESSIVE GROWTH         GROWTH        ALTERNATIVE GROWTH   BALANCED GROWTH   CONSERVATIVE GROWTH
                                      FUND                FUND                FUND                FUND                FUND
                                      ----                ----                ----                ----                ----
Net asset value at
  beginning of period              $  10.00            $  10.00            $  10.00            $  10.00            $  10.00
                                   --------            --------            --------            --------            --------

Income from investment operations:
     Net investment income (loss)     (0.01)                 --(5)<F12>        0.01                0.03                0.03
     Net realized and unrealized
       loss on investments            (1.46)              (1.26)              (1.13)              (0.68)              (0.26)
                                   --------            --------            --------            --------            --------
Total from investment operations      (1.47)              (1.26)              (1.12)              (0.65)              (0.23)
                                   --------            --------            --------            --------            --------

Net asset value at end of period   $   8.53            $   8.74            $   8.88            $   9.35            $   9.77
                                   --------            --------            --------            --------            --------
                                   --------            --------            --------            --------            --------

Total Return(2)<F9>                (14.70)%            (12.60)%            (11.20)%             (6.60)%             (2.30)%
                                   --------            --------            --------            --------            --------
                                   --------            --------            --------            --------            --------

Net assets at
  end of period (000's)            $ 19,311            $ 42,336            $ 15,722             $ 1,854             $ 1,007
                                   --------            --------            --------            --------            --------
                                   --------            --------            --------            --------            --------

Ratio of expenses to
  average net
  assets(3)<F10> (4)<F11>             1.50%               1.50%               1.50%               1.50%               1.50%

Ratio of net investment
  income (loss) to
  average net
  assets(3)<F10> (4)<F11>           (0.50)%             (0.27)%               0.61%               2.10%               1.96%

Portfolio turnover rate(2)<F9>        0.00%               0.00%               0.00%              38.47%              52.52%

(1)<F8>   All Funds commenced operations on June 21, 2001.
(2)<F9>   Not annualized for periods less than a full year.
(3)<F10> Net of waivers and reimbursement of expenses by Advisor. Without waivers and reimbursements of expenses, the ratio of expenses to average net assets would have been 2.94%, 2.32%, 2.67%, 8.79% and 17.67% and the ratio of net investment loss to average net assets would have been (1.94)%, (1.09)%, (0.56)%, (5.19)% and (14.21)% for the period ended September 30, 2001, respectively.
(4)<F11>  Annualized.
(5)<F12>  Less than one cent per share.

              See accompanying notes to the financial statements.

                           NOTES TO FINANCIAL STATEMENTS
September 30, 2001 (Unaudited)

(1)  ORGANIZATION

1-800-MUTUALS Advisor Series (the "Trust") was organized as a Delaware business trust under a Declaration of Trust dated March 20, 2001. The Trust is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company with five non-diversified funds (the "Funds"): Generation Wave Aggressive Growth Fund, Generation Wave Growth Fund, Generation Wave Alternative Growth Fund, Generation Wave Balanced Growth Fund and Generation Wave Conservative Growth Fund. Each Fund represents a distinct portfolio with its own investment objectives and policies. The Trust may issue an unlimited number of shares of beneficial interest at $0.001 par value. The assets of each Fund are segregated, and a shareholder's interest is
limited to the Fund in which shares are held.   The Funds became effective and
commenced operations on June 21, 2001.

(2)  SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of the financial statements. These policies are in conformity with generally accepted accounting principles ("GAAP").

  (a) Investment Valuation - The assets of each Fund consist primarily, if not exclusively, of shares of underlying mutual funds, which are valued at their respective NAVs. Most underlying fund securities are valued primarily on the basis of current market quotations or on the basis of information furnished by a pricing service. Certain short-term securities are valued on the basis of amortized cost. If market quotations or information furnished by a pricing service is not readily available or does not accurately reflect fair value for a security held by an underlying fund or if the value of a security held by an underlying fund has been materially affected by events occurring after the close of the applicable exchange or market on which the security is principally traded (e.g., a foreign exchange or market), that security may be valued at its fair market value as determined in good faith in accordance with procedures approved by the underlying funds' Board of Trustees. The NAV of each Fund will fluctuate with the value of the securities held by the underlying funds in which it principally invests.

  (b) Federal Income Taxes - The Funds intend to comply with the requirements of the Internal Revenue Code necessary to qualify as regulated investment companies and to make the requisite distributions of income and capital gains to its shareholders sufficient to relieve it from all or substantially all Federal income taxes.

  (c) Distributions to Shareholders - The Funds will distribute any net investment income and any net realized long or short-term capital gains at least annually. Distributions to shareholders are recorded on the ex-dividend date. The Funds may also pay a special distribution at the end of the calendar year to comply with federal tax requirements.

  (d) Use of Estimates - The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

  (e)  Other - Investment transactions are accounted for on the trade date.
The Funds determine the gain or loss from investment transactions by comparing the original cost of the security lot sold with the net sale proceeds. Dividend income is recognized on the ex-dividend date and interest income is recognized on an accrual basis.

(3)  INVESTMENT ADVISORY AND OTHER AGREEMENTS WITH RELATED PARTIES

The Trust has an Investment Advisory Agreement (the "Agreement") with MUTUALS.com, Inc. (the "Advisor"), with whom a certain officer of the Trust is affiliated, to furnish investment advisory services to the Funds. Under the terms of the Agreement, the Trust, on behalf of the Funds, compensates the Advisor for its management services at the annual rate of 0.95% of each Fund's average daily net assets. The Trust has also entered into a Shareholder Services Agreement with the Advisor, under which the Advisor provides certain services to its shareholders. The Advisor receives an annual rate of 0.25% of each Fund's average daily net assets.

The Advisor has agreed to waive, through June 13, 2002, its management fee and/or reimburse the Funds' other expenses, including organization expenses, to the extent necessary to ensure that the Funds' operating expenses do not exceed 1.50% of each Fund's average daily net assets.

For the period ended September 30, 2001, expenses of $43,639, $55,577, $30,483, $23,635 and $22,766 were waived by the Advisor in the Generation Wave Aggressive Growth Fund, Generation Wave Growth Fund, Generation Wave Alternative Growth Fund, Generation Wave Balanced Growth Fund and Generation Wave Conservative Growth Fund, respectively. Any such waiver or reimbursement is subject to later adjustment to allow the Advisor to recoup amounts waived or reimbursed to the extent actual fees and expenses for a fiscal period are less than each Fund's expense limitation cap, provided, however, that the Advisor shall only be entitled to recoup such amounts for a period of three years from the date such amount was waived or reimbursed.

A Trustee of the Trust is affiliated with Firstar Mutual Fund Services, LLC, and Firstar Bank, N.A., which provide accounting, administration, transfer agency and custodian services to the Funds. An officer of the Trust is affiliated with Quasar Distributors, LLC, which provides distribution services for the Funds.

(4)  CAPITAL SHARE TRANSACTIONS

Transactions in shares of the Funds for the period ended September 30, 2001, were as follows:

                                GENERATION WAVE     GENERATION WAVE     GENERATION WAVE     GENERATION WAVE     GENERATION WAVE
                               AGGRESSIVE GROWTH         GROWTH        ALTERNATIVE GROWTH   BALANCED GROWTH   CONSERVATIVE GROWTH
                                      FUND                FUND                FUND                FUND                FUND
                                      ----                ----                ----                ----                ----
Shares sold                        2,357,857           4,982,602           1,998,863             226,677             103,134
Shares redeemed                      (95,014)           (136,845)           (228,970)            (28,336)                 --
                                   ---------           ---------           ---------             -------             -------
Net Increase                       2,262,843           4,845,757           1,769,893             198,341             103,134
                                   ---------           ---------           ---------             -------             -------
                                   ---------           ---------           ---------             -------             -------

(5)  INVESTMENT TRANSACTIONS

The aggregate purchases and sales of securities, excluding short-term investments and U.S. government securities, for the Funds for the period ended September 30, 2001, are summarized below:

                                                   PURCHASES          SALES
                                                   ---------          -----
Generation Wave Aggressive Growth Fund            $20,699,225       $     --
Generation Wave Growth Fund                        42,965,886             --
Generation Wave Alternative Growth Fund            15,700,078             --
Generation Wave Balanced Growth Fund                1,826,540        297,920
Generation Wave Conservative Growth Fund              845,096        185,935

There were no purchases or sales of U.S. government securities for any of the Funds.

At September 30, 2001, gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes of $23,677,760, $47,618,023, $17,162,105, $1,994,919 and $984,200 were as follows:

                                  APPRECIATION  (DEPRECIATION)  NET DEPRECIATION
                                  ------------  -------------   ----------------
Generation Wave
  Aggressive Growth Fund            $59,409      $(2,897,182)     $(2,837,773)
Generation Wave
  Growth Fund                        33,252       (5,332,314)      (5,299,062)
Generation Wave
  Alternative Growth Fund            47,992       (1,532,748)      (1,484,756)
Generation Wave
  Balanced Growth Fund                6,129         (141,410)        (135,281)
Generation Wave
  Conservative Growth Fund            5,549          (29,561)         (24,012)

1-800-MUTUALS ADVISOR SERIES

GENERATION WAVE AGGRESSIVE GROWTH FUND
GENERATION WAVE GROWTH FUND
GENERATION WAVE ALTERNATIVE GROWTH FUND
GENERATION WAVE BALANCED GROWTH FUND
GENERATION WAVE CONSERVATIVE GROWTH FUND

Investment Advisor                   National Headquarters
                                     MUTUALS.COM, INC.
                                     Plaza of the Americas
                                     700 N. Pearl Street, Suite 1200
                                     Dallas, Texas 75201

Legal Counsel                        GODFREY & KAHN, S.C.
                                     780 North Water Street
                                     Milwaukee, WI 53202

Independent Auditors                 ARTHUR ANDERSEN LLP
                                     100 East Wisconsin Avenue
                                     Milwaukee, WI 53202

Transfer Agent, Fund Accountant,     FIRSTAR MUTUAL FUND SERVICES, LLC
and Fund Administrator               615 East Michigan Street
                                     Milwaukee, WI 53202

Custodian                            FIRSTAR BANK, N.A.
                                     425 Walnut Street
                                     Cincinnati, OH 45202

Distributor                          QUASAR DISTRIBUTORS, LLC
                                     615 East Michigan Street
                                     Milwaukee, WI 53202